Commitments and Contingencies	6 Months Ended	12 Months Ended
	Aug. 31, 2022	Feb. 28, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Note 13 – Commitments and Contingencies Legal proceedings The Company is not aware of any material outstanding claim and litigation against them.	Note 14 - Commitments and Contingencies Legal proceedings The Company is not aware of any material outstanding claim and litigation against it.